FEDERAL INCOME TAX (Tables) - NATURALSHRIMP INCORPORATED [Member]	12 Months Ended
Mar. 31, 2022
Schedule of income tax expense

	2022	2021
Federal Tax statutory rate	21.00%	21.00%
Permanent differences	18.40%	3.46%
Valuation allowance	(39.40)%	(24.46)%
Effective rate	0.00%	0.00%

Schedule of deferred tax assets

	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$6,022,000	$3,429,000

Other	(350,000)	—
Total deferred tax asset	5,672,000	3,429,000
Valuation allowance	(5,672,000)	(3,429,000)
Total	$—	$—